Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	6 Months Ended
Jun. 30, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	3,578,900
Granted (in shares)	1,830,768
Dividends credited (in shares)	253,887
Settled (in shares)	(1,151,853)
Forfeited (in shares)	(78,194)
Outstanding, end of period (in shares)	4,433,508